Accounts Payable and Accrued Expenses (Detail Textual) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Accrued Liabilities, Current	$ 910,890	$ 388,109	$ 166,029
Arthrex [Member]
Other Accrued Liabilities, Current	$ 467,000